UNAUDITED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - S And S Beverage [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total [Member]
Ending balance, value at Dec. 31, 2019	$ 300,500	$ 412,701	$ (765,784)	$ (52,583)
Ending balance, shares at Dec. 31, 2019	10,000
Net Income (loss)			(82,401)	(82,401)
Ending balance, value at Jan. 31, 2020	$ 300,500	412,701	(848,185)	(134,984)
Ending balance, shares at Jan. 31, 2020	10,000
Beginning balance, value at Dec. 31, 2019	$ 300,500	412,701	(765,784)	(52,583)
Beginning balance, shares at Dec. 31, 2019	10,000
Ending balance, value at Dec. 31, 2020	$ 300,500	437,701	(1,394,253)	(656,052)
Ending balance, shares at Dec. 31, 2020	10,000
Beginning balance, value at Jan. 31, 2020	$ 300,500	412,701	(848,185)	(134,984)
Beginning balance, shares at Jan. 31, 2020	10,000
Net Income (loss)			(546,068)	(546,068)
Loan Forgiveness		25,000		25,000
Ending balance, value at Dec. 31, 2020	$ 300,500	437,701	(1,394,253)	(656,052)
Ending balance, shares at Dec. 31, 2020	10,000
Net Income (loss)			(3,457)	(3,467)
Ending balance, value at Jan. 31, 2021	$ 300,500	$ 437,701	$ (1,397,720)	$ (659,519)
Ending balance, shares at Jan. 31, 2021	10,000